Subsidiaries (Schedule of combined cash flows as result of acquisition) (Details) - OPC Gat Power Plant ("Gat Partnership") [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 30, 2023
Disclosure of detailed information about business combination [line items]
Cash and other cash equivalents paid (excluding consideration used to repay shareholders' loan)	$ 152
Cash and other cash equivalents acquired	(1)	$ (1)
Total cash and other cash equivalents paid or acquired	$ 151